ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details)	3 Months Ended									9 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold													¥ 99,800,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries										¥ 41,793,099	$ 6,155,458	¥ 128,138,502
Revenues										25,704,880,250	3,785,919,679	20,216,829,408
Cost of Revenue										21,040,131,561	3,098,876,452	16,514,869,324
Equity Method Investment, Realized Gain (Loss) on Disposal													¥ 19,900,000	$ 2,900,000
Government Background Companies [Member]
Business Acquisition [Line Items]
Outstanding consideration received										¥ 845,800,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										71.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments						¥ 517,000,000.0	¥ 517,000,000.0
JinkoSolar (Sichuan) Co., Ltd. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										70.00%
JinkoSolar (Sichuan) Co., Ltd. [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments				¥ 800,000,000								1,000,000,000
Jinko Chuzhou [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										55.00%
Jinko Chuzhou [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments		¥ 550,000,000								¥ 850,000,000
Jinko Yiwu [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										55.00%
Jinko Yiwu [Member] | Government Background Companies [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments		400,000,000								¥ 765,000,000
Jinko ShangRao [Member]
Business Acquisition [Line Items]
Payments to Acquire Equity Method Investments	¥ 2,000,000,000
Noncontrolling Interest, Ownership Percentage by Parent										55.00%
Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability					¥ 1,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					¥ 20,300
Rui Xu Co., Ltd. [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments	¥ 20,000,000
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net								¥ 15,200,000	$ 2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries								¥ 183,000,000.0	$ 26,400,000
Proceeds from Sale of Equity Method Investments											$ 41,800,000	¥ 128,100,000
Poyang Luohong [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net		¥ 19,900,000	$ 2,900,000
Equity Method Investment, Ownership Percentage		51.00%				51.00%							51.00%		51.00%
Business Combination, Contingent Consideration, Liability | $															$ 14,300,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		¥ 19,900,000
Payments to Acquire Equity Method Investments						¥ 98,000,000
Carrying amount of non-controlling interest eliminated										¥ 97,800,000
Poyang Luohong [Member] | Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability		¥ 99,800,000											¥ 99,800,000